Document Information	12 Months Ended
Dec. 31, 2025
Document Information:
Document Type	2.01 SD
Amendment	true
Amendment Description	Ternium S.A. (the Company) is filing this Amendment on Form SD/A (this Amendment) to its Form SD pursuant to Rule 13q-1 under the Securities Exchange Act for the fiscal year ended December 31, 2025, dated August 24, 2026 (the Original Form SD), solely to correct an XBRL tagging error in Item 2.01. This error related to Consorcio Minero Benito Juarez Pena Colorada S.A. de C.V., which was incorrectly tagged as being associated with Brazil. The company is based in Mexico, and the XBRL tagging has been corrected accordingly. Except as specifically described in this explanatory note, this Amendment does not amend, modify or update any disclosures contained in the Original Form SD.
CIK	0001342874
Registrant Name	Ternium S.A.
Period End Date	Dec. 31, 2025
Reporting Currency	USD
Alternative Reporting Regime	NR